Income Taxes - Tax Effects of Significant Temporary Differences Representing Net Deferred Tax Asset and Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Property and equipment	$ 49,116
Net operating loss carryforwards	255,231	$ 126,026
Alternative minimum tax carryforward	20,435	20,435
Other	8,201	7,854
Noncurrent deferred tax assets	332,983	154,315
Valuation allowance on deferred tax assets	(329,508)	(46,639)
Deferred tax assets	3,475	107,676
Deferred tax liabilities:
Property and equipment		(259,222)
Unrealized hedging income	(506)
Other	(4,934)	(3,001)
Deferred tax liabilities	(5,440)	(262,223)
Net deferred tax liability	$ (1,965)	$ (154,547)